Results for the Year (Tables)	12 Months Ended
Dec. 31, 2023
Results for the Year
Schedule of revenue by type, collaboration partner, and product under agreements.

(DKK million)	2023	2022	2021

Revenue by type:
Royalties	13,705	11,582	6,912
Reimbursement revenue	864	818	531
Milestone revenue	1,177	1,767	954
Collaboration revenue	307	332	20
License revenue	-	6	-
Net product sales	421	-	-

Total	16,474	14,505	8,417

Revenue by collaboration partner:
Janssen	11,949	10,530	6,782
AbbVie	732	1,174	245
Roche	704	796	603
Novartis	1,511	815	236
BioNTech	784	708	416
Pfizer[1]	373	413	135
Other	-	69	-

Total[2]	16,053	14,505	8,417

Royalties by product:
DARZALEX	11,265	9,966	6,070
Kesimpta	1,494	779	235
TEPEZZA	704	796	593
Other[3]	242	41	14

Total	13,705	11,582	6,912

[1]Pzifer acquired Seagen in December 2023

[2] Excludes Genmab’s Net product sales

[3]Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2023		2022		2021

Denmark	16,053	496	14,505	211	8,417	269
Netherlands	-	874	-	793	-	422
United States	380	378	-	442	-	470
Japan	41	56	-	70	-	95

Total	16,474	1,804	14,505	1,516	8,417	1,256

Schedule of staff cost

	2023	2022	2021
(DKK million)

Wages and salaries	2,631	1,913	1,174
Share-based compensation	586	439	310
Defined contribution plans	170	112	80
Other social security costs	335	263	155
Government grants	(174)	(144)	(122)

Total	3,548	2,583	1,597

Staff costs are included in the income statement as follows:
Cost of product sales	3	-	-
Research and development expenses	2,178	1,662	1,190
Selling, general and administrative expenses	1,541	1,065	529
Government grants related to research and development expenses	(174)	(144)	(122)

Total	3,548	2,583	1,597

Average number of FTE	2,011	1,460	1,022
Number of FTE at year-end	2,204	1,660	1,212

Schedule of corporate and deferred Tax

(DKK million)	2023	2022	2021

Current tax on profit	1,301	1,478	954
Adjustment to deferred tax	(59)	107	(371)
Adjustment to unrecognized deferred tax assets	43	(92)	378

Total tax for the period in the income statement	1,285	1,493	961

(DKK million)	2023	2022	2021

Net profit before tax	5,637	6,945	3,918

Tax at the Danish corporation tax rate of 22% for all periods	1,240	1,528	862

Tax effect of:
Adjustment to unrecognized deferred tax assets	43	(92)	137
Recognition of previously unrecognized tax losses and deductible temporary differences	-	(12)	119
Non-deductible expenses/non-taxable income and other permanent differences, net	7	73	(147)
All other	(5)	(4)	(10)

Total tax effect	45	(35)	99

Total tax for the period in the income statement	1,285	1,493	961

Total tax for the period in shareholders' equity	57	(22)	(31)

Effective Tax Rate	22.8%	21.5%	24.5%

Schedule of components of the deferred tax asset

(DKK million)	2023	2022

Share-based instruments	41	128
Deferred revenue	113	113
Other temporary differences	58	11

Total at December 31	212	252

Schedule of Result Per Share

(DKK million)	2023	2022	2021

Net profit	4,352	5,452	2,957

(Shares)

Weighted average number of shares outstanding	66,023,437	65,783,130	65,634,300
Weighted average number of treasury shares	(713,693)	(395,829)	(238,663)

Weighted average number of shares excl. treasury shares	65,309,744	65,387,301	65,395,637
Adjustments for share-based instruments, dilution	604,961	622,303	650,114

Weighted average number of shares, diluted	65,914,705	66,009,604	66,045,751

Basic net profit per share	66.64	83.38	45.22
Diluted net profit per share	66.02	82.59	44.77